Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (103,194)	$ (4,645)	$ (6,913)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	2,106	1,876	1,559
Amortization of identified intangible assets	4,473	4,189	3,335
Amortization of deferred loan origination costs	129	143	154
Amortization of deferred sales commissions	2,052	1,259	889
Non-cash lease expense	1,622	1,241	0
Stock-based compensation expense	3,905	556	0
Equity incentive bonus	32,626	0	0
Bad debt expense	195	636	340
Loss on disposition of asset	0	54	0
Deferred income tax benefit	(191)	(127)	(288)
Change in the fair value of warrant liability	(1,242)	0	0
Changes in assets and liabilities
Accounts receivable	(5,810)	1,934	(4,439)
Other assets	(3,297)	(2,296)	(379)
Deferred sales commissions	(6,761)	(2,465)	(1,599)
Accounts payable	3,403	1,015	966
Accrued expenses	2,199	(1,666)	5,510
Deferred revenue	385	579	655
Operating lease liabilities	(1,664)	(1,281)	0
Other long-term liabilities	7	68	1,778
Net cash (used in) provided by operating activities	(69,057)	1,070	1,568
Investing activities:
Purchases of property and equipment	(1,582)	(753)	(1,140)
Purchases of marketable securities	(50,797)	0	0
Proceeds from sale of marketable securities	1,250	0	0
Acquisition of businesses, net of cash acquired	0	(20)	(11,018)
Proceeds from asset acquisition, net of cash paid	1,326	0	0
Net cash used in investing activities	(49,803)	(773)	(12,158)
Financing activities:
Proceeds from Merger and PIPE financing, net of cash paid	159,691	0	0
Proceeds from borrowing on term loans	0	0	13,900
Repayment on loan payable	(1,816)	(1,152)	(844)
Repayment of drawdown on line of credit	0	4,672	0
Repayment of drawdown on line of credit	(4,672)	0	0
Debt issuance costs	(153)	0	(265)
Payment of contingent consideration liability	(5,969)	0	0
Repayments on finance lease obligations	(392)	(752)	(1,038)
Net cash provided by financing activities	146,689	2,768	11,753
Effect of foreign currency translation	(78)	(12)	(62)
Net increase in cash, cash equivalents and restricted cash	27,751	3,053	1,101
Cash, cash equivalents, and restricted cash beginning of period	19,566	16,513	15,412
Cash, cash equivalents, and restricted cash end of period	47,317	19,566	16,513
Supplemental disclosure of cash flow information:
Interest paid	3,484	3,768	3,329
Income taxes paid	292	241	228
Supplemental schedule of noncash investing activities:
Equipment and software acquired under finance lease obligations	0	74	403
Additional right-of-use assets	3,246	997	0
Reconciliation of cash, cash equivalents, restricted cash, and restricted cash equivalents:
Cash and cash equivalents	47,217	18,098	14,910
Restricted cash, current	100	1,368	171
Restricted cash, net of current	0	100	1,432
Total cash, cash equivalents and restricted cash	$ 47,317	$ 19,566	$ 16,513